Investment Property - Summary of Investment Property (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about investment property [line items]
Beginning balance	¥ 5,829
Charge for the year	355	$ 56	¥ 376	¥ 380
Ending balance	5,086	804	5,829
Consolidated statements of profit or loss:
Rental income from an investment property	77	12	230
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(82)	(13)	(180)
Fair value [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	11,954
Ending balance	11,308	1,789	11,954
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	33,187	5,249	34,940
Translation difference	(1,377)	(218)	(1,753)
Ending balance	31,810	5,031	33,187	34,940
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(27,358)	(4,327)	(28,388)
Charge for the year	355	56	376
Translation difference	(989)	(156)	(1,406)
Ending balance	¥ (26,724)	$ (4,227)	¥ (27,358)	¥ (28,388)